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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-24062

Blue Owl Alternative Credit Fund
(Exact name of registrant as specified in charter)

399 Park Avenue
New York, New York 10022
(Address of principal executive offices)
(212) 419-3000
(Registrant’s Area Code and Telephone Number)
Andrew C. Murphy
Blue Owl Alternative Credit Fund
399 Park Avenue
New York, New York 10022
(Name and address of agent for service)

Date of fiscal year end: December 31
Date of reporting period: December 31, 2025

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Explanatory Note
The Registrant is filing this amendment to its Form N-CSR for the fiscal period ended December 31, 2025 originally filed with the U.S. Securities and Exchange Commission on February 27, 2026, accession number 0001628280-26-012442 (the “Initial Filing”).
The sole purpose of this amendment is to (1) update Item 4(g) to include that no non-audit fees were billed by the Registrant's independent registered public accountant for services rendered to the Registrant or its investment adviser for the fiscal period ended
December 31, 2025 and (2) update the signature page and certification dates to the amendment date. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the Initial Filing. Other than as noted above, items 1 through 19 of this amendment are incorporated by reference to the Initial Filing.
Item 4.Independent Registered Public Accountant Fees and Services.
(g) For the fiscal period ended December 31, 2025, aggregate non-audit fees billed by the Fund’s independent registered public accountant for services rendered to the Fund and to the Fund’s investment adviser were $0 and $0, respectively.
Item 19.Exhibits, Financial Statement Schedules.

Exhibit Number	Description of Exhibits
(a)(1)	The Fund’s Sarbanes Oxley Code of Ethics (incorporated by reference to the corresponding exhibit of the Fund’s annual report on Form N-CSR, filed on February 27, 2026).
(a)(2)	Not applicable.
(a)(3)	Separate certifications for the Principal Executive Officer and the Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(a)(4)	Not applicable.
(a)(5)	Not applicable.
(b)	Separate certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(c)	The Consolidated Schedule of Investments (incorporated by reference to the corresponding exhibit of the Fund’s annual report on Form N-CSR, filed on February 27, 2026).
(d)	Opinion of KPMG (incorporated by reference to the corresponding exhibit of the Fund’s annual report on Form N-CSR, filed on February 27, 2026).
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SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Blue Owl Alternative Credit Fund

By:	/s/ Ivan Zinn
Name:	Ivan Zinn
Title:	President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 27, 2026
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Ivan Zinn
Name:	Ivan Zinn
Title:	President and Chief Executive Officer
(Principal Executive Officer)
Date:	May 27, 2026

By:	/s/ Gerald Cammarata
Name:	Gerald Cammarata
Title:	Treasurer and Chief Financial Officer
(Principal Financial Officer)
Date:	May 27, 2026